Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets
4.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of December 31,
	2019	2018
Research and development	$387	$2,085
Prepaid insurance	280	95
Other	963	258
Total	$1,630	$2,438